Goodwill and Intangible Assets - Additional Information (Detail) (CAD) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Options
Schedule Of Goodwill And Intangible Assets [Line Items]
Goodwill, Purchase price allocation	147
Finite-Lived Intangible Assets, Net, Total	15	42	43
Option impairment				26